Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Finished goods	$ 1,267	$ 1,396
Work-in-process	27,212	41,619
Spare parts and supplies	89,708	86,825
Inventory gross	118,187	129,840
Provision for impairment of inventory	(29,842)	(30,774)
Finished goods:
Current portion	88,345	86,264
Inventories	0	12,802
Inventories	88,345	99,066
Sociedad Minera Cerro Verde S.A.A.
Inventories
Materials and supplies	411,656	369,324
Work-in-process	200,969	170,669
Provision for impairment of inventory	(7,668)	0	$ 0
Finished goods:
Copper concentrate	23,012	9,734
Copper cathode	10,976	15,708
Molybdenum concentrate	3,598	1,776
Current portion	650,211	567,211
Inventories	287,218	323,828
Inventories	$ 937,429	$ 891,039